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                          SUPPLEMENT DATED MAY 1, 1999
                                 TO PROSPECTUS
                               DATED MAY 1, 1999
                   PINNACLE FLEXIBLE PREMIUM VARIABLE ANNUITY
                        INTEGRITY LIFE INSURANCE COMPANY



Fidelity VIP Growth Fund and VIP III Mid Cap Fund are not currently available.










THIS SUPPLEMENT MODIFIES THE PROSPECTUS AND SHOULD BE READ AND RETAINED.